Sensitivity Analysis – Trading and Banking Portfolios (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (7,204)	R$ (13,603)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(2,730,345)	(3,642,541)
Sensitivity Analysis Trading And Banking Portfolio Interest Rate In Reais [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(5,582,444)	(7,039,005)
Sensitivity Analysis Trading And Banking Portfolio Price Indices [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(20,236)	(26,327)
Sensitivity Analysis Trading And Banking Portfolio Price Indices [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(2,290,418)	(3,142,601)
Sensitivity Analysis Trading And Banking Portfolio Price Indices [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (4,152,134)	(5,586,279)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (1,134)	(1,488)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(135,476)	(70,758)
Sensitivity Analysis Trading And Banking Portfolio Exchange Coupon [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (259,477)	(138,972)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 8,450	(5,539)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	211,248	(138,469)
Sensitivity Analysis Trading And Banking Portfolio Foreign Currency [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 422,496	(276,938)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (33,013)	(21,015)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(825,318)	(525,366)
Sensitivity Analysis Trading And Banking Portfolio Equities [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (1,650,636)	(1,050,731)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 943	(1,933)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(47,166)	(71,314)
Sensitivity Analysis Trading And Banking Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (94,368)	(140,945)
Sensitivity Analysis Trading And Banking Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (158)	(439)
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(1,432)	(2,809)
Sensitivity Analysis Trading And Banking Portfolio Others [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(2,862)	(5,610)
Sensitivity Analysis Trading And Banking Portfolio Total With Correlation [Member] | Trading Banking Portfolios Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(52,352)	(70,344)
Sensitivity Analysis Trading And Banking Portfolio Total With Correlation [Member] | Trading Banking Portfolios Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	(5,818,907)	(7,593,858)
Sensitivity Analysis Trading And Banking Portfolio Total With Correlation [Member] | Trading Banking Portfolios Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ (11,319,425)	R$ (14,238,480)